Ordinary Shares	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Ordinary Shares

11. ORDINARY SHARES

Upon the completion of the IPO, the ordinary shares of the Company are classified as Class A and Class B. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to thirty votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

During the year ended December 31, 2021, 27,848,615 Class A ordinary shares were issued in relation to the share-based compensation.

During the year ended December 31, 2022, 10,081,834 Class A ordinary shares were issued in relation to the share-based compensation.

During the year ended December 31, 2023, 5,555,796 Class A ordinary shares were issued in relation to the share-based compensation.

On November 1, 2021, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$10,000 of its Class A ordinary shares in the form of ADSs over the following 12 months. On September 29, 2022, the Company’s Board of Directors authorized another share repurchase program, under which the Company was authorized to repurchase up to US$10,000 of its Class A ordinary shares in the form of ADSs over the 12 months starting from November 2, 2022. On September 21, 2023, the Company's Board of Directors authorized another share repurchase program, under which the Company was authorized to repurchase up to US$10,000 of its Class A ordinary shares in the form of ADSs over the 12 months starting from November 2, 2023. Under each share repurchase program, the Company could repurchase its Class A ordinary shares from open market or through privately negotiated transactions.

During the year ended December 31, 2022, the Company repurchased 30,678,200 Class A ordinary shares (equivalent to 613,564 ADSs) at a total consideration of RMB33,948.

During the year ended December 31, 2023, the Company repurchased 105,636,192 Class A ordinary shares (equivalent to 2,112,724 ADSs) at a total consideration of RMB51,393.

The total par value of the repurchased shares was recorded as treasury stock on the consolidated balance sheets, and the difference between the par value and the amount of cash paid was recorded in additional paid-in capital.